AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Principal Amount	Value
Municipal Bonds - 97.9%
Alabama - 1.4%
Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$8,418,432
County of Jefferson 5.250%, 10/01/49	5,810,000	6,326,104

Total Alabama		14,744,536
Arizona - 1.3%
Arizona Board of Regents 5.000%, 08/01/31	3,400,000	3,895,975
City of Glendale 5.000%, 07/01/36	4,920,000	5,806,396
Maricopa County Industrial Development Authority, Series D,
5.000%, 12/01/40	2,150,000	2,412,516
5.000%, 12/01/41	1,000,000	1,116,374

Total Arizona		13,231,261
California - 3.6%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/31	900,000	932,352
City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	5,515,000	6,077,250
San Francisco City & County Airport Commission, San Francisco International Airport, Series A,
5.000%, 05/01/32	3,000,000	3,321,451
5.000%, 05/01/34	5,010,000	5,331,188
5.000%, 05/01/35	5,800,000	6,160,061

State of California,
5.000%, 09/01/29	4,075,000	4,264,108
5.000%, 09/01/35	5,000,000	5,868,051
5.000%, 10/01/36	5,000,000	5,804,721

Total California		37,759,182
Colorado - 0.4%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,593,182
Connecticut - 3.1%
Connecticut State Health & Educational Facilities Authority,
5.000%, 07/01/31	6,205,000	6,959,832
5.000%, 07/01/33	2,750,000	2,996,010
5.000%, 07/01/34	3,100,000	3,367,266

State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series A 5.000%, 01/01/30	10,180,000	10,964,484
State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series B 5.000%, 10/01/35	7,500,000	8,065,614

Total Connecticut		32,353,206
	Principal Amount	Value
District of Columbia - 1.9%
District of Columbia, Series A 5.000%, 06/01/30	$6,020,000	$6,236,418
District of Columbia, Series B,
5.000%, 06/01/31	5,080,000	5,496,139
5.000%, 08/01/35[1]	7,000,000	8,324,516

Total District of Columbia		20,057,073
Florida - 5.5%
City of Tallahassee Utility System Revenue, Series A 5.000%, 10/01/36	3,000,000	3,524,354
County of Miami-Dade Aviation Revenue, Series A 5.000%, 10/01/35	5,000,000	5,538,011
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,311,948
Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,529,898
Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.500%, 07/01/44	5,000,000	5,087,532
Florida's Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	7,364,549
Lee Memorial Health System, Series A1 5.000%, 04/01/34	3,145,000	3,370,016
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	4,700,698
State Board of Administration Finance Corp., Series A 5.526%, 07/01/34	10,000,000	10,544,467

Total Florida		56,971,473
Hawaii - 0.8%
City & County Honolulu Wastewater System Revenue, Series A,
5.000%, 07/01/36[1]	2,500,000	2,906,779
5.000%, 07/01/37[1]	1,625,000	1,886,955
5.000%, 07/01/38[1]	2,755,000	3,187,145

Total Hawaii		7,980,879
Illinois - 9.0%
Chicago O'Hare International Airport, Series A 5.250%, 01/01/41	2,000,000	2,203,776
Chicago O'Hare International Airport, Senior Lien, Series A,
5.000%, 01/01/35	4,010,000	4,389,930
5.000%, 01/01/36	10,050,000	10,562,593
5.000%, 01/01/38	5,500,000	5,756,204

Illinois Finance Authority, Series A,
4.000%, 08/15/37	5,910,000	6,000,332
5.000%, 04/01/34	3,500,000	4,125,773

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Illinois - 9.0% (continued)

Illinois Finance Authority, Series B 5.000%, 04/01/35	$2,970,000	$3,494,102
Illinois State Toll Highway Authority, Senior Revenue, Series A,
5.000%, 01/01/30	10,110,000	11,107,006
5.000%, 12/01/31	9,735,000	9,988,249
5.000%, 01/01/36	3,000,000	3,510,496

State of Illinois 5.000%, 02/01/33[1]	7,000,000	7,927,805
State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,495,575
State of Illinois, Series B,
5.000%, 05/01/34	10,000,000	11,159,429
5.250%, 05/01/42	2,000,000	2,238,403
5.250%, 05/01/45	2,000,000	2,211,244

Total Illinois		94,170,917
Indiana - 0.5%
Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,710,037
Iowa - 1.5%
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	15,978,455
Kentucky - 1.3%
Kentucky State Property & Building Commission, Series A 5.000%, 11/01/29	3,010,000	3,344,759
Kentucky State Property & Building Commission, Series B 5.000%, 11/01/29	4,000,000	4,444,863
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc. 5.000%, 10/01/29	5,505,000	5,686,014

Total Kentucky		13,475,636
Louisiana - 2.0%
Louisiana Public Facilities Authority 5.500%, 09/01/54	2,500,000	2,755,535
Louisiana Stadium & Exposition District, Series A,
5.000%, 07/01/40	2,750,000	3,076,477
5.000%, 07/01/42	11,500,000	12,782,801

State of Louisiana, Series A 5.000%, 09/01/30	2,000,000	2,167,216

Total Louisiana		20,782,029
Maryland - 3.2%
Maryland State Transportation Authority 5.000%, 07/01/33	6,350,000	7,095,370
State of Maryland, Department of Transportation,
5.000%, 10/01/28	12,365,000	12,927,075
5.000%, 09/01/29	12,205,000	13,041,156

Total Maryland		33,063,601
	Principal Amount	Value
Massachusetts - 0.5%
Massachusetts Development Finance Agency 5.250%, 07/01/48	$4,250,000	$4,691,950
Michigan - 0.3%
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	3,500,000	3,642,394
Nebraska - 0.6%
Omaha Public Power District, Series B,
5.000%, 02/01/36	3,000,000	3,495,371
5.000%, 02/01/37	2,000,000	2,318,294

Total Nebraska		5,813,665
New Jersey - 5.9%
New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,891,127
New Jersey Economic Development Authority, Series SSS,
5.250%, 06/15/36	3,000,000	3,543,944
5.250%, 06/15/37	2,000,000	2,343,101

New Jersey State Turnpike Authority, Series D 5.000%, 01/01/28	6,000,000	6,198,211
New Jersey Transportation Trust Fund Authority, Series A,
5.250%, 06/15/41	2,700,000	3,079,424
5.250%, 06/15/42	2,500,000	2,839,078

New Jersey Transportation Trust Fund Authority, Series B,
5.000%, 06/15/30	6,255,000	6,999,700
5.000%, 06/15/31	7,615,000	8,634,775
5.000%, 06/15/32	5,750,000	6,496,099
5.000%, 06/15/33	6,000,000	6,741,746

New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	3,096,404
South Jersey Transportation Authority,
5.000%, 11/01/39	1,150,000	1,252,732
5.000%, 11/01/41	2,615,000	2,827,137

Total New Jersey		61,943,478
New York - 19.0%
City of New York 5.000%, 08/01/34	5,000,000	5,832,510
City of New York, Series C,
5.000%, 08/01/33	1,500,000	1,675,822
5.000%, 08/01/34	3,250,000	3,622,279

City of New York, Series C-1 5.000%, 09/01/40	5,000,000	5,719,567
City of New York, Series D 5.000%, 04/01/32	7,705,000	8,887,126
City of New York, Series L-5 5.000%, 04/01/33	6,500,000	7,345,724

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New York - 19.0% (continued)

Long Island Power Authority 5.000%, 09/01/35	$5,030,000	$5,418,646
Metropolitan Transportation Authority, Green Bond, Series B 5.000%, 11/15/27	14,225,000	15,222,276
Metropolitan Transportation Authority, Series F 5.000%, 11/15/28	4,760,000	4,866,015
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, (State Aid Withholding) 5.000%, 07/15/31	5,080,000	5,481,775
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1,
5.000%, 05/01/40	2,500,000	2,810,129
5.000%, 05/01/41	3,000,000	3,353,692

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 5.000%, 02/01/37	7,000,000	7,790,461
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1,
5.000%, 11/01/32	3,000,000	3,398,732
5.000%, 02/01/39	4,000,000	4,461,394

New York City Transitional Finance Authority, Series A-1,
5.000%, 11/01/37	2,500,000	2,918,567
5.000%, 11/01/39	4,000,000	4,609,060

New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	1,987,139
New York State Dormitory Authority, Series A,
5.000%, 03/15/31	7,670,000	8,347,053
5.000%, 03/15/32	3,000,000	3,411,927
5.000%, 03/15/33	3,200,000	3,689,498
5.000%, 03/15/40	5,250,000	5,989,800
5.000%, 03/15/41	9,340,000	10,592,922

New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	8,558,965
New York State Thruway Authority, Series K 5.000%, 01/01/31	4,430,000	4,451,092
New York State Urban Development Corp. 5.000%, 03/15/32	5,000,000	5,638,812
New York Transportation Development Corp.,
4.000%, 10/31/41	1,250,000	1,181,236
4.000%, 10/31/46	1,500,000	1,364,775
5.000%, 12/01/30	1,000,000	1,112,014
5.000%, 12/01/31	1,100,000	1,215,671
5.000%, 12/01/32	1,450,000	1,594,372
5.000%, 12/01/33	1,000,000	1,094,814
5.000%, 12/01/36	10,000,000	10,754,672
5.250%, 06/30/49	5,000,000	5,308,549
6.000%, 06/30/54	3,000,000	3,278,179

New York Transportation Development Corp. (AGM) 5.000%, 06/30/49	2,000,000	2,086,853
	Principal Amount	Value

Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	$6,545,000	$7,111,721
Triborough Bridge & Tunnel Authority, Series C,
5.000%, 11/15/35	2,000,000	2,351,863
5.000%, 11/15/36	12,000,000	14,197,824

Total New York		198,733,526
North Carolina - 2.1%
County of Union Enterprise System Revenue,
1.750%, 06/01/34	3,300,000	2,726,492
1.750%, 06/01/35	4,225,000	3,427,120
1.850%, 06/01/36	4,315,000	3,465,537
2.125%, 06/01/40	3,350,000	2,587,880

North Carolina Turnpike Authority, Series A, (AGM) 5.000%, 01/01/58	9,000,000	9,706,711

Total North Carolina		21,913,740
Ohio - 0.8%
Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.350%, 09/01/44	2,990,000	3,013,775
Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	5,311,845

Total Ohio		8,325,620
Pennsylvania - 5.3%
Allegheny County Airport Authority, Series A,
5.000%, 01/01/31	1,350,000	1,466,470
5.000%, 01/01/32	2,215,000	2,397,806

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,447,861
Hospitals & Higher Education Facilities Authority of Philadelphia, (AGM)
4.000%, 07/01/38	2,500,000	2,559,122
4.000%, 07/01/39	2,000,000	2,039,035

Pennsylvania Economic Development Financing Authority,
5.250%, 06/30/35	3,000,000	3,337,817
5.750%, 06/30/48	6,000,000	6,690,179

Pennsylvania Housing Finance Agency, Series 146A 4.500%, 10/01/44	6,500,000	6,621,199
Pennsylvania Turnpike Commission 5.000%, 12/01/43	14,145,000	15,973,383
Pennsylvania Turnpike Commission, Series A 5.000%, 12/01/33	5,000,000	5,796,705

Total Pennsylvania		55,329,577
Rhode Island - 0.4%
Rhode Island Health and Educational Building Corp. 5.250%, 05/15/49	4,300,000	4,666,953

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
South Carolina - 1.8%
Richland County School District No 2, Series A, (South Carolina School District)
2.000%, 03/01/38	$6,190,000	$4,886,676
2.000%, 03/01/39	10,080,000	7,709,230

South Carolina Public Service Authority, Series B,
5.000%, 12/01/41	2,250,000	2,509,489
5.000%, 12/01/43	3,725,000	4,104,234

Total South Carolina		19,209,629
Tennessee - 0.7%
City of Chattanooga Electric System Revenue 2.000%, 09/01/39	8,925,000	6,876,471
Texas - 15.3%
Central Texas Turnpike System, Series C,
5.000%, 08/15/39	2,500,000	2,814,592
5.000%, 08/15/40	1,500,000	1,678,523
5.000%, 08/15/41	1,500,000	1,669,574
5.000%, 08/15/42	1,000,000	1,108,076

City of Corpus Christi Utility System, Junior Lien Revenue Improvement 5.000%, 07/15/29	3,125,000	3,387,865
City of Houston Airport System, Series A,
4.000%, 07/01/35	1,100,000	1,118,877
4.000%, 07/01/36	1,100,000	1,114,436
5.000%, 07/01/34	2,835,000	3,095,577

City of Houston, Series A,
5.000%, 03/01/40	2,000,000	2,248,909
5.000%, 03/01/41	2,500,000	2,796,686
5.000%, 03/01/42	2,245,000	2,500,601

City of San Antonio Electric & Gas Systems Revenue, Series A,
5.000%, 02/01/35	1,000,000	1,167,363
5.000%, 02/01/36	1,000,000	1,161,885

City of San Antonio Electric & Gas Systems Revenue, Series D 5.000%, 02/01/39	6,455,000	7,401,462
City of San Antonio Electric & Gas Systems, Series A,
5.000%, 02/01/31	10,715,000	12,146,848
5.000%, 02/01/34	5,460,000	6,326,161
5.000%, 02/01/35	3,000,000	3,457,508
5.000%, 02/01/37	3,010,000	3,326,806
5.000%, 02/01/38	2,985,000	3,288,993

County of Harris Toll Road First Lien, Series A 5.000%, 08/15/34	5,000,000	5,817,214
County of Harris Toll Road Revenue, Series A 5.000%, 08/15/36	4,000,000	4,672,307
Denton Independent School District, (PSF-GTD)
5.000%, 08/15/33	5,000,000	5,832,171
5.000%, 08/15/35	3,000,000	3,497,275

Lamar Consolidated Independent School District 5.000%, 02/15/34	7,965,000	9,236,028
Leander Independent School District, (PSF-GTD) 5.000%, 02/15/32	6,795,000	7,785,852
	Principal Amount	Value

Lower Colorado River Authority 5.000%, 05/15/31	$6,000,000	$6,788,547
North Texas Municipal Water District Water System Revenue Refunding and Improvement 5.000%, 09/01/29	7,350,000	7,672,909
North Texas Tollway Authority, 2nd Tier, Series B,
5.000%, 01/01/31	2,010,000	2,059,027
5.000%, 01/01/32	3,010,000	3,134,648

North Texas Tollway Authority, Series A 5.250%, 01/01/38	4,500,000	5,116,421
North Texas Tollway Authority, Series B 5.000%, 01/01/33[1]	7,735,000	8,915,549
Prosper Independent School District, Series A, (PSF-GTD)
1.750%, 02/15/34	3,565,000	2,984,547
1.750%, 02/15/35	5,155,000	4,235,344

State of Texas, Series A 5.000%, 10/01/29	5,000,000	5,108,995
Texas Private Activity Bond Surface Transportation Corp.,
5.500%, 06/30/41	1,000,000	1,082,858
5.500%, 06/30/42	1,000,000	1,081,021
5.500%, 06/30/43	1,000,000	1,078,828

Texas Private Activity Bond Surface Transportation Corp., Series A,
4.000%, 12/31/37	5,000,000	5,063,287
4.000%, 12/31/38	3,735,000	3,776,141

Texas Water Development Board, Series A 5.000%, 10/15/35[1]	2,500,000	2,942,109

Total Texas		159,691,820
Utah - 2.6%
Intermountain Power Agency,
5.000%, 07/01/33	3,500,000	4,058,622
5.000%, 07/01/34	3,500,000	4,033,211
5.000%, 07/01/35	3,250,000	3,730,730

Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	5,956,008
Salt Lake City Corp. Airport Revenue, Series A,
5.000%, 07/01/29	2,000,000	2,120,927
5.000%, 07/01/30	6,585,000	6,962,638

Total Utah		26,862,136
Virginia - 1.5%
Virginia College Building Authority 5.000%, 02/01/33	8,250,000	9,670,259
Virginia Small Business Financing Authority,
4.000%, 01/01/37	3,000,000	2,995,644
4.000%, 01/01/38	3,000,000	2,987,280

Total Virginia		15,653,183
Washington - 3.0%
Port of Seattle, Series C 5.000%, 08/01/31	5,000,000	5,485,482

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Washington - 3.0% (continued)
State of Washington School Improvements, Series C 5.000%, 02/01/28	$7,370,000	$7,601,644
State of Washington, Series B 5.000%, 08/01/31	4,680,000	4,855,801
State of Washington, Series R 5.000%, 07/01/31	9,975,000	10,021,961
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,476,586

Total Washington		31,441,474
West Virginia - 1.5%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/48	5,250,000	6,039,839
West Virginia Parkways Authority,
5.000%, 06/01/37	1,750,000	1,945,504
5.000%, 06/01/38	2,000,000	2,213,805
5.000%, 06/01/39	5,150,000	5,671,222

Total West Virginia		15,870,370
	Principal Amount	Value
Wisconsin - 1.1%
State of Wisconsin Transportation, Series 2 5.000%, 07/01/29	$10,405,000	$11,091,071

Total Municipal Bonds (Cost $1,027,963,487)		1,022,628,524
Short-Term Investments - 3.8%
Repurchase Agreements - 3.8%
Fixed Income Clearing Corp., dated 09/30/24, due 10/01/24, 4.650% total to be received $40,004,167 (collateralized by a U.S. Treasury, 0.125%, 04/15/25, totaling $40,799,040)	39,999,000	39,999,000

Total Short-Term Investments (Cost $39,999,000)		39,999,000
Total Investments - 101.7% (Cost $1,067,962,487)		1,062,627,524
Other Assets, less Liabilities - (1.7)%		(17,469,915)
Net Assets - 100.0%		$1,045,157,609

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at September 30, 2024, amounted to $36,090,859, or 3.5% of net assets.

AGM	Assured Guaranty Municipal Corp.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
PSF-GTD	Permanent School Fund Guaranteed
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,022,628,524	—	$1,022,628,524
Short-Term Investments
Repurchase Agreements	—	39,999,000	—	39,999,000
Total Investments in Securities	—	$1,062,627,524	—	$1,062,627,524

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.